RESTRICTED CASH (TABLES)	12 Months Ended
Mar. 31, 2013
Restricted Cash and Investments [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]
	As of March 31,
	2012	2013
	$	$

Maximum credit facilities available to the Group	2,570	2,570

Amount utilized	-	-